Salaries and payroll taxes	12 Months Ended
Dec. 31, 2025
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Salaries and payroll taxes
Note 24. Salaries and payroll taxes

	As of December 31, 2025	As of December 31, 2024
Current
Provision for bonuses and incentives	25,658	23,450
Salaries and social security contributions	10,233	9,206

Total current salaries and payroll taxes	35,891	32,656